Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments and Other Current Assets

5. Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets (in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Prepaid rental and deposits	7,325	7,056
Prepayments to suppliers and other business related expenses	14,387	14,506
Costs to fulfill contracts with customers	5,612	758
Others	6,784	3,150
Total	34,108	25,470

Prepayments to suppliers and other business related expenses mainly consist of business related staff advances, in-house produced content costs and the Group’s prepaid content licenses fee to third-party content suppliers for the rights to access and present on the Group’s website the content produced by these suppliers during a certain period. These content licenses generally have a license period of one to three years, and are amortized over the license period on a straight-line basis. The portion of the prepaid content license costs that relates to the license period for more than 12 months from the balance sheet date is classified as other non-current assets.